DESCRIPTION OF BUSINESS AND BASIS OF CONSOLIDATION (Details)	12 Months Ended
Dec. 31, 2010
Afinco Americas Madeira Sgps Soc Unipessoal Ltda [Member]
Incorporation country	Portugal
Voting interest (%) as of 12/31/2010	100.00%
Banco Dibens S.A.
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Banco Fiat S.A.
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Banco Investcred Unibanco S.A
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	50.00%
Banco Itau Argentina S.A.
Incorporation country	Argentina
Voting interest (%) as of 12/31/2010	100.00%
Banco Itau Bba S.A . [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	99.99%
Banco Itau Chile S.A.
Incorporation country	Chile
Voting interest (%) as of 12/31/2010	99.99%
Banco Itau Europa Luxembourg S.A.
Incorporation country	Luxembourg
Voting interest (%) as of 12/31/2010	99.98%
Banco Itau Europa S.A.
Incorporation country	Portugal
Voting interest (%) as of 12/31/2010	99.99%
Banco Itau Paraguay S.A.
Incorporation country	Paraguay
Voting interest (%) as of 12/31/2010	99.99%
Banco Itau Uruguay S.A. [Member]
Incorporation country	Uruguay
Voting interest (%) as of 12/31/2010	100.00%
Banco Itaubank S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Banco Itaucard S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Banco Itaucred Financiamentos S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Banco Itauleasing S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Biu Participacoes S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	66.15%
Cia Itau De Capitalizacao [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	99.99%
Dibens Leasing S.A. Arrendamento Mercantil [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Fai Financeira Americanas Itau S.A. Credito Financiamento E Investimento [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	50.00%
Fiat Administradora De Consorcios Ltda [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	99.99%
Financeira Itau Cbd S.A. Credito, Financiamento E Investimento [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	50.00%
Hipercard Banco Multiplo S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Itau Administradora De Consorcios Ltda [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	99.99%
Itau Bank Ltd. [Member]
Incorporation country	Cayman Islands
Voting interest (%) as of 12/31/2010	100.00%
Itau Corretora De Valores S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Itau Seguros S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Itau Unibanco S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Itau Vida E Previdencia S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Itau Xl Seguros Corporativos S.A [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Itausa Export S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Luizacred S.A. Sociedade Credito Financiamento Investimento [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	50.00%
Oca Casa Financiera S.A. [Member]
Incorporation country	Uruguay
Voting interest (%) as of 12/31/2010	100.00%
Orbitall Servicos E Processamento De Informacoes Comerciais S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	99.99%
Ponto Frio Leasing S.A. Arrendamento Mercantil [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	50.00%
Redecard S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	50.01%
Unibanco Uniao De Banco Brasileiros S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Unibanco Holdings S.A [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Unibanco Cayman Bank Ltd [Member]
Incorporation country	Cayman Islands
Voting interest (%) as of 12/31/2010	100.00%
Unibanco Participacoes Societarias S.A [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%
Unicard Banco Multiplo S.A. [Member]
Incorporation country	Brazil
Voting interest (%) as of 12/31/2010	100.00%